SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Stock Option Activity
		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2016	4,048,973	1.58
Exercised	(111,090)	0.58
Forfeited	(6,909)	0.81

Options outstanding as of December 31, 2016	3,930,974	1.41

Options exercisable as of December 31, 2016	3,930,974	1.41

Share Options Outstanding
				Weighted-average
	Weighted-average	Number	Number	remaining
	exercise price	outstanding	exercisable	contractual life

Scheme V	2.33	229,468	229,468	1.76 years
Scheme VI	3.53	260,554	260,554	2.42 years
Scheme IX	1.34	1,000,000	1,000,000	3.89 years
Scheme X	1.34	1,410,748	1,410,748	4.38 years
Scheme XI	1.34	332,667	332,667	4.75 years
Scheme XII	1.34	69,875	69,875	4.89 years
Scheme XIII	0.48	627,662	627,662	6.02 years

		3,930,974	3,930,974

Unvested Stock Option Activity
		Weighted average
Unvested Stock Option	Number of Shares	Grant-date Fair Value

Unvested at January 1, 2016	21,052	$1.15
Vested	(21,052)	1.15

Unvested at December 31, 2016	-	-

Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Summary of Stock Option Activity
		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2016	1,111,000	0.16
Forfeited	(119,000)	0.16

Options outstanding as of December 31, 2016	992,000	0.16

Options vested and expected to vest as of December 31, 2016	986,342	0.16

Options exercisable as of December 31, 2016	748,667	0.16

Binomial Option Pricing Model | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date
	Expected	Risk-free	Expected	Expected
	volatility range	interest rate range	life	dividends

Options granted under 2015 Stock Incentive Plan	51.00%	1.87%	10 years	-